Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventories [Line Items]
Inventory write-downs	$ 75	$ 243	$ 69
Inventory write-downs, made in previous periods that were reversed	$ 13	18	19
Western Australia Nickel (WAN) temporary suspension [member]
Inventories [Line Items]
Inventory write-downs		$ 133	$ 0